Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Assets:
Land	$ 127,700	$ 99,417	$ 99,357
Buildings and improvements	334,327	195,443	193,283
Projects under construction	8,381	11,779	8,592
Total investments in properties	470,408	306,639	301,232
Less accumulated depreciation and depletion	94,804	82,392	80,616
Net investments in properties	375,604	224,247	220,616
Real estate held for investment, at cost	7,176	7,176	7,176
Investments in joint ventures	13,406	22,901	23,854
Net real estate investments	396,186	254,324	251,646
Cash and cash equivalents	4,524	0	0
Cash held in escrow	333	0	0
Accounts receivable, net	1,020	710	987
Federal and state income taxes receivable	2,962	0	0
Unrealized rents	4,311	4,562	4,657
Deferred costs	9,217	6,786	7,321
Other assets	181	178	178
Total assets	418,734	266,560	264,789
Liabilities:
Line of credit payable	0	6,665	6,807
Secured notes payable, current portion	4,463	4,526	4,455
Secured notes payable, less current portion	113,854	29,554	30,670
Accounts payable and accrued liabilities	4,370	3,747	4,344
Environmental remediation liability	2,037	2,037	2,037
Bank overdraft	0	254	6
Federal and state income taxes payable	0	887	13
Deferred revenue	1,074	1,126	1,423
Deferred income taxes	25,982	16,455	16,436
Deferred compensation	1,457	1,475	1,453
Deferred lease intangible, net	0	9	14
Tenant security deposits	915	1,005	1,032
Total liabilities	154,152	67,740	68,690
Commitments and contingencies (Note 14 & 15)
Equity:
Common stock, $.10 par value; 25,000,000 shares authorized, 10,014,667, 9,914,054 and 9,867,279 shares issued and outstanding, respectively	1,001	991	987
Capital in excess of par value	55,636	52,647	51,606
Retained earnings	186,855	145,168	143,486
Accumulated other comprehensive income, net	38	14	20
Total shareholders' equity	243,530	198,820	196,099
Noncontrolling interest MRP	21,052	0	0
Total Equity	264,582	198,820	196,099
Total liabilities and shareholders' equity	$ 418,734	$ 266,560	$ 264,789